Expected credit loss measurement - Scenario assumptions (Detail)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset price appreciation / inflation | Within 1 year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.50%	3.50%
Asset price appreciation / inflation | Within 1 year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	2.50%
Asset price appreciation / inflation | Within 1 year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%	2.70%
Asset price appreciation / inflation | Within 1 year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.00%	2.30%
Asset price appreciation / inflation | Within 1 year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%	2.00%
Asset price appreciation / inflation | Within 1 year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%	1.40%
Asset price appreciation / inflation | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.20%	3.10%
Asset price appreciation / inflation | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%	6.00%
Asset price appreciation / inflation | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%	2.30%
Asset price appreciation / inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%	0.00%
Asset price appreciation / inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%	0.00%
Asset price appreciation / inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%	0.00%
Asset price appreciation / inflation | Within 1 year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	20.00%	20.00%
Asset price appreciation / inflation | Within 1 year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	16.00%	16.00%
Asset price appreciation / inflation | Within 1 year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.00%	14.00%
Asset price appreciation / inflation | Within 1 year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%	4.50%
Asset price appreciation / inflation | Within 1 year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.30%	6.30%
Asset price appreciation / inflation | Within 1 year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%	4.50%
Asset price appreciation / inflation | cumulative 3-year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.60%	8.60%
Asset price appreciation / inflation | cumulative 3-year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.60%	5.60%
Asset price appreciation / inflation | cumulative 3-year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.20%	6.20%
Asset price appreciation / inflation | cumulative 3-year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.70%	8.10%
Asset price appreciation / inflation | cumulative 3-year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.00%	7.30%
Asset price appreciation / inflation | cumulative 3-year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.70%	5.70%
Asset price appreciation / inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.00%	3.00%
Asset price appreciation / inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%	6.00%
Asset price appreciation / inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.60%	2.30%
Asset price appreciation / inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.48%	0.45%
Asset price appreciation / inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.38%	0.38%
Asset price appreciation / inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.38%	0.38%
Asset price appreciation / inflation | cumulative 3-year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	51.70%	51.70%
Asset price appreciation / inflation | cumulative 3-year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	41.70%	41.70%
Asset price appreciation / inflation | cumulative 3-year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	37.90%	37.90%
Asset price appreciation / inflation | cumulative 3-year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	12.00%	10.70%
Asset price appreciation / inflation | cumulative 3-year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	17.00%	16.80%
Asset price appreciation / inflation | cumulative 3-year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	12.90%	10.70%
Baseline | Within 1 year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.00%	2.00%
Baseline | Within 1 year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.50%	0.90%
Baseline | Within 1 year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.90%	0.90%
Baseline | Within 1 year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.60%	2.60%
Baseline | Within 1 year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%	2.20%
Baseline | Within 1 year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%	0.70%
Baseline | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%	4.30%
Baseline | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.40%	7.00%
Baseline | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.10%	2.60%
Baseline | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.11%	0.77%
Baseline | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.15%	0.25%
Baseline | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.13%	(0.04%)
Baseline | Within 1 year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	12.50%	12.00%
Baseline | Within 1 year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.20%	(0.60%)
Baseline | Within 1 year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	(0.60%)
Baseline | Within 1 year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%	3.20%
Baseline | Within 1 year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.70%	3.40%
Baseline | Within 1 year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.10%	3.70%
Baseline | cumulative 3-year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.60%	5.50%
Baseline | cumulative 3-year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.80%	3.20%
Baseline | cumulative 3-year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.20%	4.20%
Baseline | cumulative 3-year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.00%	7.80%
Baseline | cumulative 3-year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%	5.90%
Baseline | cumulative 3-year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.40%	2.70%
Baseline | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.30%	4.10%
Baseline | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.30%	6.80%
Baseline | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%	2.50%
Baseline | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%	0.82%
Baseline | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.40%	0.35%
Baseline | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.35%	0.11%
Baseline | cumulative 3-year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	26.00%	26.70%
Baseline | cumulative 3-year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	19.40%	9.90%
Baseline | cumulative 3-year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	13.30%	8.00%
Baseline | cumulative 3-year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.70%	8.80%
Baseline | cumulative 3-year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.20%	11.90%
Baseline | cumulative 3-year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	12.70%	11.60%
Mild / moderate debt crisis | Within 1 year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(1.40%)
Mild / moderate debt crisis | Within 1 year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		0.00%
Mild / moderate debt crisis | Within 1 year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		6.80%
Mild / moderate debt crisis | Within 1 year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(1.70%)
Mild / moderate debt crisis | Within 1 year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		0.00%
Mild / moderate debt crisis | Within 1 year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		7.90%
Mild / moderate debt crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(1.10%)
Mild / moderate debt crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(0.20%)
Mild / moderate debt crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		3.40%
Mild / moderate debt crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(1.37%)
Mild / moderate debt crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(1.13%)
Mild / moderate debt crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(0.22%)
Mild / moderate debt crisis | Within 1 year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(28.10%)
Mild / moderate debt crisis | Within 1 year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(27.90%)
Mild / moderate debt crisis | Within 1 year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(26.00%)
Mild / moderate debt crisis | Within 1 year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(4.30%)
Mild / moderate debt crisis | Within 1 year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(7.60%)
Mild / moderate debt crisis | Within 1 year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(6.10%)
Mild / moderate debt crisis | cumulative 3-year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		0.80%
Mild / moderate debt crisis | cumulative 3-year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		2.50%
Mild / moderate debt crisis | cumulative 3-year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		8.10%
Mild / moderate debt crisis | cumulative 3-year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(0.10%)
Mild / moderate debt crisis | cumulative 3-year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		2.00%
Mild / moderate debt crisis | cumulative 3-year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		8.30%
Mild / moderate debt crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		0.40%
Mild / moderate debt crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		1.40%
Mild / moderate debt crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		4.20%
Mild / moderate debt crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(0.77%)
Mild / moderate debt crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(0.68%)
Mild / moderate debt crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(0.01%)
Mild / moderate debt crisis | cumulative 3-year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(14.00%)
Mild / moderate debt crisis | cumulative 3-year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(18.30%)
Mild / moderate debt crisis | cumulative 3-year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(13.00%)
Mild / moderate debt crisis | cumulative 3-year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(3.00%)
Mild / moderate debt crisis | cumulative 3-year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(5.20%)
Mild / moderate debt crisis | cumulative 3-year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(5.60%)
Moderate stagflation crisis | Within 1 year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.40%)
Moderate stagflation crisis | Within 1 year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.60%)
Moderate stagflation crisis | Within 1 year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(1.20%)
Moderate stagflation crisis | Within 1 year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.00%
Moderate stagflation crisis | Within 1 year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.20%
Moderate stagflation crisis | Within 1 year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.00%
Moderate stagflation crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.80%
Moderate stagflation crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	7.70%
Moderate stagflation crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.70%
Moderate stagflation crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.98%
Moderate stagflation crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.98%
Moderate stagflation crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.73%
Moderate stagflation crisis | Within 1 year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(25.00%)
Moderate stagflation crisis | Within 1 year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(25.00%)
Moderate stagflation crisis | Within 1 year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(25.00%)
Moderate stagflation crisis | Within 1 year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.40%)
Moderate stagflation crisis | Within 1 year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(6.20%)
Moderate stagflation crisis | Within 1 year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.10%)
Moderate stagflation crisis | cumulative 3-year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.50%
Moderate stagflation crisis | cumulative 3-year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(0.60%)
Moderate stagflation crisis | cumulative 3-year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.00%
Moderate stagflation crisis | cumulative 3-year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	14.60%
Moderate stagflation crisis | cumulative 3-year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	12.90%
Moderate stagflation crisis | cumulative 3-year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.30%
Moderate stagflation crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.40%
Moderate stagflation crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	8.40%
Moderate stagflation crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.10%
Moderate stagflation crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.71%
Moderate stagflation crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.80%
Moderate stagflation crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.53%
Moderate stagflation crisis | cumulative 3-year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(5.20%)
Moderate stagflation crisis | cumulative 3-year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(13.90%)
Moderate stagflation crisis | cumulative 3-year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(9.00%)
Moderate stagflation crisis | cumulative 3-year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.20%)
Moderate stagflation crisis | cumulative 3-year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(7.30%)
Moderate stagflation crisis | cumulative 3-year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(6.70%)
Stagflationary geopolitical crisis | Within 1 year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(4.80%)
Stagflationary geopolitical crisis | Within 1 year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		10.00%
Stagflationary geopolitical crisis | Within 1 year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		9.80%
Stagflationary geopolitical crisis | Within 1 year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(5.60%)
Stagflationary geopolitical crisis | Within 1 year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		9.60%
Stagflationary geopolitical crisis | Within 1 year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		10.50%
Stagflationary geopolitical crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(4.80%)
Stagflationary geopolitical crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		5.80%
Stagflationary geopolitical crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		4.60%
Stagflationary geopolitical crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		2.70%
Stagflationary geopolitical crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		2.45%
Stagflationary geopolitical crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		1.95%
Stagflationary geopolitical crisis | Within 1 year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(56.50%)
Stagflationary geopolitical crisis | Within 1 year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(56.60%)
Stagflationary geopolitical crisis | Within 1 year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(56.60%)
Stagflationary geopolitical crisis | Within 1 year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(18.50%)
Stagflationary geopolitical crisis | Within 1 year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(20.20%)
Stagflationary geopolitical crisis | Within 1 year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(8.40%)
Stagflationary geopolitical crisis | cumulative 3-year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(4.40%)
Stagflationary geopolitical crisis | cumulative 3-year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		15.80%
Stagflationary geopolitical crisis | cumulative 3-year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		12.40%
Stagflationary geopolitical crisis | cumulative 3-year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(5.70%)
Stagflationary geopolitical crisis | cumulative 3-year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		14.80%
Stagflationary geopolitical crisis | cumulative 3-year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		11.70%
Stagflationary geopolitical crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(4.90%)
Stagflationary geopolitical crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		10.70%
Stagflationary geopolitical crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		5.50%
Stagflationary geopolitical crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		2.45%
Stagflationary geopolitical crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		2.15%
Stagflationary geopolitical crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		1.80%
Stagflationary geopolitical crisis | cumulative 3-year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(51.20%)
Stagflationary geopolitical crisis | cumulative 3-year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(52.70%)
Stagflationary geopolitical crisis | cumulative 3-year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(52.70%)
Stagflationary geopolitical crisis | cumulative 3-year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(28.60%)
Stagflationary geopolitical crisis | cumulative 3-year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(30.50%)
Stagflationary geopolitical crisis | cumulative 3-year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast		(12.90%)
Global trade war | Within 1 year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(6.80%)
Global trade war | Within 1 year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(7.90%)
Global trade war | Within 1 year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(6.30%)
Global trade war | Within 1 year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.80%
Global trade war | Within 1 year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.50%
Global trade war | Within 1 year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.70%
Global trade war | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	11.00%
Global trade war | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	11.00%
Global trade war | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.10%
Global trade war | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.99%
Global trade war | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.10%
Global trade war | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.76%
Global trade war | Within 1 year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(50.00%)
Global trade war | Within 1 year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(50.00%)
Global trade war | Within 1 year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(50.00%)
Global trade war | Within 1 year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(18.50%)
Global trade war | Within 1 year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(25.60%)
Global trade war | Within 1 year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(12.40%)
Global trade war | cumulative 3-year | Real GDP growth (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(2.70%)
Global trade war | cumulative 3-year | Real GDP growth (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(4.60%)
Global trade war | cumulative 3-year | Real GDP growth (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(3.00%)
Global trade war | cumulative 3-year | Consumer price index (percentage change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	11.00%
Global trade war | cumulative 3-year | Consumer price index (percentage change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.50%
Global trade war | cumulative 3-year | Consumer price index (percentage change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	9.00%
Global trade war | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.80%
Global trade war | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	10.40%
Global trade war | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	5.40%
Global trade war | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.15%
Global trade war | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.15%
Global trade war | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.05%
Global trade war | cumulative 3-year | Equity indices (percentage change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(33.00%)
Global trade war | cumulative 3-year | Equity indices (percentage change) | EuroStoxx 50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(33.50%)
Global trade war | cumulative 3-year | Equity indices (percentage change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(29.00%)
Global trade war | cumulative 3-year | Swiss real estate (percentage change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(25.60%)
Global trade war | cumulative 3-year | Other real estate (percentage change) | United States (S&P / Case Shiller)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(33.00%)
Global trade war | cumulative 3-year | Other real estate (percentage change) | Eurozone (House Price Index)
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	(18.80%)